RidgeWorth U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The U.S. Government Securities Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth U.S. Government Securities Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth U.S. Government Securities Fund		A Shares	C Shares	I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.30%	1.00%	none
Other Expenses	[1]	0.20%	0.17%	0.29%
Total Annual Fund Operating Expenses		1.00%	1.67%	0.79%
Fee Waivers and/or Expense Reimbursements	[2]	(0.05%)		(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.95%	1.67%	0.72%
[1]	Restated to reflect current fees.
[2]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.95%, 1.70% and 0.72% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	567	774	998	1,642
C Shares	270	527	909	1,982
I Shares	74	246	433	976

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	567	774	998	1,642
C Shares	170	527	909	1,982
I Shares	74	246	433	976

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), focuses its investments in mortgage-backed securities in an attempt to provide a consistently high dividend without adding undue risk. Under certain circumstances, the Subadviser may strategically position the Fund’s exposure across the yield curve to potentially benefit from a normalization of the term structure of rates (i.e., in an environment where the yield curve is abnormally steep, investments will be strategically positioned along the yield curve to benefit as the curve’s shape reverts to a more traditional, or normal slope).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Debt Securities Risk: U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Treasury Inflation Protected Securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2012 was 1.12%.

Best Quarter	Worst Quarter
8.12%	-2.99%
(12/31/08)	(12/31/10)

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
Average Annual Total Returns RidgeWorth U.S. Government Securities Fund	1 Year	5 Years	10 Years
A Shares	9.27%	5.88%	4.74%
C Shares	8.54%	5.15%	4.08%
I Shares	9.59%	6.20%	5.09%
I Shares Returns After Taxes on Distributions	7.37%	3.74%	3.15%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.80%	4.13%	3.37%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.